ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation [Abstract]
Schedule of asset retirement obligations [Table Text Block]
	December 31, 2025	December 31, 2024

Balance, beginning of year	$94,855	$85,628
Change in obligation	9,257	9,257
Accretion expense	-	-
Balance, end of year	$101,827	$94,885